Share Capital - Schedule of Classes of Share Capital (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	¥ 69,726	¥ 57,202	¥ 49,127
Shares held for share award schemes	(281)	(218)	(100)
Repurchase of shares	(462)	(1,853)	(1,249)
Ending balance	¥ 83,050	¥ 69,726	¥ 57,202
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares	3,097,809,008	3,432,154,261	3,432,154,262
Number of shares allotted and issued for share award schemes	50,000,000
Beginning balance	¥ 2	¥ 2	¥ 2
Shares cancellation	(8)	(334,345,253)	(1)
Balance, shares	3,147,809,000	3,097,809,008	3,432,154,261
Ending balance	¥ 2	¥ 2	¥ 2
Additional Paid-In Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	29,035	36,576	36,456
Exercise of share options/ RSUs (note i)	884	108	120
Shares cancellation		(7,649)
Ending balance	29,919	29,035	36,576
Shares Held for Share Award Schemes [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	(520)	(302)	(202)
Shares held for share award schemes	(281)	(218)	(100)
Ending balance	(801)	(520)	(302)
Treasury shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	(550)	(6,996)	(6,349)
Exercise of share options/ RSUs (note i)	348	650	602
Repurchase of shares	(462)	(1,853)	(1,249)
Shares cancellation		7,649
Ending balance	¥ (664)	¥ (550)	¥ (6,996)